Organization and Summary of Significant Accounting Policies (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Standard Product Warranty Accrual	$ 192,894	$ 92,373
Less: Payments made	(217,609)	(358,129)
Add: Provision for current years warranty	238,261	458,650
Standard Product Warranty Accrual	$ 213,546	$ 192,894